BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Self-insurance Liabilities
Changes in self-insurance liabilities consisted of the following (in millions):

	February 23, 2019	February 24, 2018
Beginning balance	$1,217.7	$1,264.9
Expense	323.5	314.4
Claim payments	(279.3)	(287.6)
Other reductions(1)	(115.6)	(74.0)

Ending balance	1,146.3	1,217.7
Less current portion	(306.8)	(296.0)

Long-term portion	$839.5	$921.7

(1)	Primarily reflects the systematic adjustments to the fair value of assumed self-insurance liabilities from acquisitions and actuarial adjustments for claims experience.

Sales Revenue by Type of Similar Products
The following table represents sales revenue by type of similar product (dollars in millions):

	40 weeks ended
	November 30, 2019		December 1, 2018
	Amount (1)	% of Total	Amount (1)	% of Total
Non-perishables(2)	$20,362.4	43.3%	$20,186.0	43.4%
Perishables(3)	19,347.7	41.1	19,099.1	41.0
Pharmacy	3,958.2	8.4	3,847.0	8.3
Fuel	2,664.0	5.7	2,785.4	6.0
Other(4)	686.0	1.5	600.4	1.3

Net sales and other revenue	$47,018.3	100.0%	$46,517.9	100.0%

(1)	eCommerce related sales are included in the categories to which the revenue pertains.
(2)	Consists primarily of general merchandise, grocery and frozen foods.
(3)	Consists primarily of produce, dairy, meat, deli, floral and seafood.
(4)	Consists primarily of wholesale revenue to third parties, commissions and other miscellaneous revenue.

The following table represents sales revenue by type of similar product (in millions):

	Fiscal 2018		Fiscal 2017		Fiscal 2016
	Amount (1)	% of Total	Amount (1)	% of Total	Amount (1)	% of Total
Non-perishables (2)	$26,371.8	43.6%	$26,522.0	44.3%	$26,699.2	44.7%
Perishables(3)	24,920.9	41.2%	24,583.7	41.0%	24,398.5	40.9%
Pharmacy	4,986.6	8.2%	5,002.6	8.3%	5,119.2	8.6%
Fuel	3,455.9	5.7%	3,104.6	5.2%	2,693.4	4.5%
Other(4)	799.3	1.3%	711.7	1.2%	767.9	1.3%

Total	$60,534.5	100.0%	$59,924.6	100.0%	$59,678.2	100.0%

(1)	eCommerce related sales are included in the categories to which the revenue pertains.
(2)	Consists primarily of general merchandise, grocery and frozen foods.
(3)	Consists primarily of produce, dairy, meat, deli, floral and seafood.
(4)	Consists primarily of lottery and various other commissions, rental income and other miscellaneous income.

Restrictions on Cash and Cash Equivalents	The following table provides a reconciliation of the amount of Cash and cash equivalents reported on the Consolidated Balance Sheets to the total of Cash and cash equivalents and restricted cash shown on the Consolidated Statements of Cash Flows (in millions):

	February 23, 2019	February 24, 2018	February 25, 2017
Cash and cash equivalents	$926.1	$670.3	$1,219.2
Restricted cash	41.6	10.5	9.9

Cash and cash equivalents and restricted cash	$967.7	$680.8	$1,229.1